Convertible Notes Payable - Schedule of Interest Expenses (Details) - Previously Reported [Member] - DiamiR Biosciences Corp. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	May 31, 2025	May 31, 2024
Schedule of Interest Expenses [Line Items]
Interest on notes	$ 25,607	$ 19,490	$ 38,508	$ 23,232
Amortization of discount	$ 31,550	$ 19,349	43,538	25,367
Total			$ 82,046	$ 48,599